OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of payments to be received by maturity
The minimum contractual future revenues to be received on a time charter agreement in respect of the Golar Arctic as of December 31, 2023, are as follows:

Year ending December 31
(in thousands of $)
2024 (1)	2,907
Total minimum contractual future revenues	2,907
(1) This includes revenues from the Golar Arctic's new charter entered subsequent to December 31, 2023.
Operating lease income
The components of operating lease income were as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Operating lease income	16,843	8,857	11,476
Variable lease income (1)	1,082	828	—
Total operating lease income (2)	17,925	9,685	11,476
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the consolidated statement of operations line item “Time and voyage charter revenues”.
Operating lease costs
The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Operating lease cost	2,335	4,160	5,899
Variable lease cost (1)	309	1,479	1,621
Total operating lease cost (2)	2,644	5,639	7,520
(1) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

Schedule of maturity of operating lease liabilities	The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2024	1,462
2025	1,578
2026	1,491
2027	1,415
2028 and thereafter	1,397
Total minimum lease payments	7,343